Employee Benefit Plans - Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2013 Age	Dec. 31, 2012 Age	Dec. 31, 2011 Age
Supplemental Executive Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	3.50%	4.25%
Rate of compensation increase	3.00%	3.00%	3.00%
Retirement age	72	72	72
Long-Term Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.78%	3.06%	4.06%
Rate of compensation increase	4.00%	4.00%	4.00%